- COMMON STOCK	6 Months Ended
Jun. 30, 2016
- COMMON STOCK [Abstract]
- COMMON STOCK

NOTE 7 - COMMON STOCK

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

On August 10, 2015, the Company issued 4,500,000 shares of common stock to a director for cash proceeds of $4,500 at $0.001 per share.

There were 4,500,000 shares of common stock issued and outstanding as of June 30, 2016.

WIKE CORP.

 NOTES TO THE UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2016